Expense Example - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2024 USD ($)
VIP Investment Grade Bond Portfolio - Initial Class
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	480
VIP Investment Grade Bond Portfolio - Service Class
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	604
VIP Investment Grade Bond Portfolio - Service Class 2
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786